EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share
	Year ended December 31,
	2015	2014	2013
Numerator:
Net loss	$(19,842)	$(2,497)	$(6,457)

Denominator:
Weighted average number of shares outstanding used in computing diluted net earnings per share	33,419,917	33,143,168	32,680,766

Basic and diluted net loss per share	$(0.59)	$(0.08)	$(0.20)

Summary of numbers of shares were excluded from the computation of diluted net loss per ordinary
	Year ended December 31,
	2015	2014	2013
Ordinary shares	3,424,891	2,300,425	2,018,751